Document and Entity Information	12 Months Ended
Apr. 17, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Jan. 31, 2013
Registrant Name	Columbia Funds Variable Series Trust II
Central Index Key	0001413032
Amendment Flag	false
Document Creation Date	Jan. 31, 2013
Document Effective Date	Jan. 31, 2013
Prospectus Date	Apr. 17, 2012